UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2010
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Check here if Amendment [  ];       Amendment Number:
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     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    August 13, 2010
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  54
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Form 13F Information Table Value Total:               $132,635
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 6.30.10

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


FAX: ABERDEEN- ASIA	COM	3009107		535	88,390	SH	SOLE	NONE	0	0	88,390
AEGON 3mo+87.50 bps C10	PRF	7924509		826	47,200	SH	SOLE	NONE	0	0	47,200
ALLIANZ SE DEBT 8.375%	PRF	18805200	453	17,900	SH	SOLE	NONE	0	0	17,900
APPLE INC.		COM	37833100	13261	52,722	SH	SOLE	NONE	0	0	52,722
BANK OF AMERICA 3mo+65	PRF	60505625	260	17,000	SH	SOLE	NONE	0	0	17,000
BERKSHIRE HATHAWAY CL	COM	84670207	271	3,400	SH	SOLE	NONE	0	0	3,400
CBS DEBT 7.25% C06	PRF	124857301	581	23,750	SH	SOLE	NONE	0	0	23,750
CELGENE			COM	151020104	3092	60,845	SH	SOLE	NONE	0	0	60,845
CHEVRON CORP		COM	166764100	6602	97,285	SH	SOLE	NONE	0	0	97,285
CITIGROUP TRUST 6.10%	PRF	173064205	1415	73,800	SH	SOLE	NONE	0	0	73,800
COCA COLA		COM	191216100	4980	99,365	SH	SOLE	NONE	0	0	99,365
WALT DISNEY CO.		COM	254687106	4030	127,946	SH	SOLE	NONE	0	0	127,946
FIRST SOLAR		COM	336433107	2729	23,970	SH	SOLE	NONE	0	0	23,970
IBM			COM	459200101	4976	40,300	SH	SOLE	NONE	0	0	40,300
FXI: CHINA INDEX	COM	464287184	2637	67,400	SH	SOLE	NONE	0	0	67,400
JACOBS ENGINEERING	COM	469814107	3471	95,250	SH	SOLE	NONE	0	0	95,250
JOHNSON & JOHNSON	COM	478160104	1101	18,646	SH	SOLE	NONE	0	0	18,646
MAS-TEC INC COM		COM	576323109	236	25,150	SH	SOLE	NONE	0	0	25,150
McDONALDS		COM	580135101	4658	70,710	SH	SOLE	NONE	0	0	70,710
MERRILL LYNCH TRUST 6.4	PRF	590199204	3150	158,460	SH	SOLE	NONE	0	0	158,460
PROCTER & GAMBLE CO	COM	742718109	227	3,779	SH	SOLE	NONE	0	0	3,779
REHABCARE GROUP		COM	759148109	1948	89,450	SH	SOLE	NONE	0	0	89,450
GLD: GOLD INDEX		COM	863307104	5646	46,400	SH	SOLE	NONE	0	0	46,400
TEVA PHARMACEUTICA	COM	881624209	4290	82,515	SH	SOLE	NONE	0	0	82,515
UNG: UNITED STATES NAT	COM	912318102	2317	298,975	SH	SOLE	NONE	0	0	298,975
QUANTA SERVICES		COM	7.48E+106	2470	119,625	SH	SOLE	NONE	0	0	119,625
COMPANHIA VALE DO RIO	COM	9.19E+109	897	36,850	SH	SOLE	NONE	0	0	36,850
TARGET CORP		COM	8.76E+110	2736	55,650	SH	SOLE	NONE	0	0	55,650
BANK OF AMERICA TRUS	PRF	5.52E+205	284	12,700	SH	SOLE	NONE	0	0	12,700
A T & T			COM	00206R102   	1600	66,124	SH	SOLE	NONE	0	0	66,124
ALLSCRIPTS-MYSIS	COM	01988P108	2193	136,200	SH	SOLE	NONE	0	0	136,200
ARCELOR MITTAL		COM	03938L104   	3501	130,825	SH	SOLE	NONE	0	0	130,825
BANK OF AMERICA TRUST	PRF	05633T209   	236	10,700	SH	SOLE	NONE	0	0	10,700
CLEARWIRE CORP		COM	18538Q105   	1686	231,651	SH	SOLE	NONE	0	0	231,651
COSTCO WHOLESALE	COM	22160K105   	3338	60,880	SH	SOLE	NONE	0	0	60,880
DEVON ENERGY		COM	25179M103   	3485	57,213	SH	SOLE	NONE	0	0	57,213
EXXON MOBIL		COM	30231G102   	4609	80,767	SH	SOLE	NONE	0	0	80,767
FREEPORT MCMORAN	COM	35671D782   	3905	66,035	SH	SOLE	NONE	0	0	66,035
GOOGLE INC		COM	38259P508   	6349	14,268	SH	SOLE	NONE	0	0	14,268
MOO: AGRICULTURE INDEX	COM	57060U605	2499	68,963	SH	SOLE	NONE	0	0	68,963
MERRILL LYNCH TRUST	PRF	59024T203   	264	13,350	SH	SOLE	NONE	0	0	13,350
METLIFE 3mo+100bps C10	PRF	59156R504   	1025	46,193	SH	SOLE	NONE	0	0	46,193
MORGAN STANLEY TRUST 6.	PRF	61750K208   	1451	66,437	SH	SOLE	NONE	0	0	66,437
NAT'L CITY (PNC) 6.625%	PRF	63540T200   	1780	76,575	SH	SOLE	NONE	0	0	76,575
PIN: INDIA INDEX	COM	73935L100   	2657	118,675	SH	SOLE	NONE	0	0	118,675
RANGE RESOURCES CORP	COM	75281A109   	3431	85,450	SH	SOLE	NONE	0	0	85,450
SUNTECH POWER HOLDINGS	COM	86800C104   	756	82,465	SH	SOLE	NONE	0	0	82,465
TESLA MOTORS		COM	88160R101	1531	64,250	SH	SOLE	NONE	0	0	64,250
UBS 1mo+70bps C08	PRF	90263W201   	271	17,500	SH	SOLE	NONE	0	0	17,500
VIACOM INC DEBT 6.85%	PRF	92553P300   	374	15,000	SH	SOLE	NONE	0	0	15,000
WELLS FARGO TRUST 6.375	PRF	92978X201   	1799	78,200	SH	SOLE	NONE	0	0	78,200
WELLS FARGO TRUST 7.0%	PRF	94976Y207   	367	14,825	SH	SOLE	NONE	0	0	14,825
WELLS FARGO TRUST 7.875	PRF	94985V202   	354	13,800	SH	SOLE	NONE	0	0	13,800
MARVELL TECH GROUP	COM	G5876H105   	3094	196,325	SH	SOLE	NONE	0	0	196,325

